SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Accounts receivable— third parties	$ 5,709,191	$ 7,666,472
Less: allowance for expected credit loss	(2,832,774)	(873,327)
Accounts receivable, net— third parties	$ 2,876,417	$ 6,793,145